SHARE-BASED PAYMENTS	12 Months Ended
Jun. 30, 2020
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

18.  SHARE-BASED PAYMENT

Incentive payments based on shares

On September 8, 2017, the Board of Directors of the Bioceres S.A. approved the granting of 225,000 shares subject to the incentive plan through actions to Rizobacter teams.

At the measurement date, the fair value has been determined based on a market price in transactions of the Company’s equity with independent third parties.

There are no conditions of returns referring to the market or conditions other than those of irrevocability of the concession that must be incorporated in the fair value determination of the shares. Expected dividends have not been included in the fair value determination.

The Company estimated that 100% of the shares would be delivered, taking into account historical stays in the employment of executives. This estimate was reviewed at each closing of annual or intermediate period.

The approved incentive based on shares was subject to the fulfillment of individual objectives and / or economic, as detailed below:

“Rizobacter Senior Management”: (i) 225,000 shares in a 3 to 4 year plan conditioned to the fulfillment of between 70% and 100% of the goals and a duty of permanence in the Group for 12 months following the fulfillment of the annual goals of the stretch correspondent; and (ii) 225,000 shares in a three-year plan conditioned between 70% and 100% of the goals and with a duty of permanence in the Group for 4 years following the moment of irrevocability.

Out of this total, the Compensation Committee allocated 360,000 shares individually. Half in three annual installments for the years ended June 30, 2017, 2018 and 2019 and conditioned to the fulfillment of goals. The other half in a three-year stretch, according to the exercises mentioned above and conditioned to the achievement of goals.

This plan of actions allows the incorporation, at the option of the beneficiary and in consent with the Group, of a new annual installment due to force majeure events that hinder compliance of the annual goals. In this case, this new annual tranche will be considered for the calculation base of the three-year plan.

The beneficiaries of this plan have the option of cash settlement.

As of June 30, 2019, the goals of the third and the second annual tranche have not been met.

On August 7, 2019, pursuant to the listing of Bioceres Crop Solutions Corp. on the New York Stock Exchange, the Board of Directors of Bioceres S.A., approved the cancellation of the stock grant incentive plan of Bioceres S.A. for Rizobacter Senior Management. On the same date, the Board of Directors of Bioceres S.A. approved the issuance of 36,000 ordinary shares to each of the members of the Rizobacter Senior Management team. The shares issued by Bioceres S.A. were valued at measurement date at $5.53 per share. For the determination of the fair value, no expected dividends or other characteristics of the equity instrument conceived were considered. The charge of the plan recognized during the year was $ 0.8 million.

Incentive payments based on options

In December 2019, purchase options were granted with respect to ordinary shares for certain executives and directors of the Group.

a) Share option plan

This plan granted 1,200,000 stock options with an exercise price of $4.55. They are vested when the beneficiaries have served a period of service since the grant date until each vesting period described below. The beneficiaries must remain in the Company or subsidiary as of the date of exercising the option to exercise it. The stock options expire on October 31, 2029.

Options can be exercised for a period of up to three years, with 1/3 vesting every 12 months, and on a cashless basis at their volume weighted average price (“VWAP”) of the ordinary shares during a twenty-day period to the date of exercise.

The fair value of the stock options at the grant date was estimated using the "Black-Scholes" model considering the terms and conditions under which the options on shares were granted and adjusted to consider the possible dilutive effect of the future exercise of options.

Factor	Incentive option plan
Weighted average fair value of shares	$5.42
Exercise price	$4.55
Weighted average expected volatility (*)	29.69%
Dividend rate	0%
Weighted average risk-free interest rate	1.66%
Weighted average expected life	9.89 years
Weighted average fair value of stock options at measurement date	$2.47

(*) Implied volatility of Public warrants

There are no market-related performance conditions or non-vesting conditions that should be considered for determining the fair value of options.

The Group estimates that 100% of the share options will be exercised, taking into account historical patterns of executives maintaining their jobs and the probability of the exercising the options. This estimate is reviewed at the end of each annual or interim period.

The following table shows the weighted average amount and exercise price and the movements of the stock options of executives and directors of the Group during the years ended June 30, 2020:

	06/30/2020		06/30/2019		06/30/2018
	Number		Number		Number
	of	Exercise	of	Exercise	of	Exercise
	options	price	options	price	options	price

At the beginning	—	—	—	—	—	—
Granted during the year	1,200,000	$4.55	—	—	—	—
Annulled during the year	—	—	—	—	—	—
Exercised during the year	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—
Effective at year	1,200,000	$4.55	—	—	—	—

The charge of the plan recognized during the year was $1.9 million.

b) Annual compensation - Bonus

Bonus in Cash is an annual cash incentive awarded up to an amount that is five times the individual’s monthly salary, which can be increased by $30,000 in value if the recipient decides to receive the base bonus in ordinary shares, to each of the Chief Operating Officer, Sales Director and Marketing Director and Managing Director of Rizobacter S.A. The bonus will be granted upon the meeting by the Company of certain financial and operational objectives. Each year the Board of Directors will define the objectives upon approval of the annual budget.

All the beneficiaries decided to receive the base bonus in ordinary shares. The charge of the plan recongnized during the year ended June 30, 2020 was $0.2 million.

Bonus in Kind is an annual in-kind incentive awarded in ordinary shares up to an equivalent of $315,000,  $165,000 and $100,000 to the Chief Executive Officer (the “CEO”), Chief Financial Officer (the “CFO”) and Chief Technology Officer, respectively, to tie a portion of their compensation to financial and operational objectives. Each year the Board of Directors will define the objectives upon approval of the annual budget.

The charge of the plan recognized during the year ended June 30, 2020 was $0.3 million.

The number of shares that can be awarded under each bonus will be determined by using a 20-day volume weighted average price (“VWAP”) of the Company’s ordinary shares, starting with the day on which the relevant financial and operational objectives are met by the Company and the bonus is granted.

50% of bonus vests immediately if the financial and operational objectives are achieved as of such date, and the remaining 50% vests in the subsequent 12-months, upon meeting of the financial and operational objectives.

c) Bonus in performance

This plan is an in-kind incentive awarded in ordinary shares up to an equivalent of 530,000 shares or 1,060,00 shares, depending on achieving 100% or 200%, respectively, of the objectives. It contains a performance target that is related to the market price of the Company’s shares. Market-based performance conditions were included in the grant-date fair value measurement.

The fair value of the shares at the grant date was estimated using the "Black-Scholes" model, considering the terms and conditions under which the bonus in performance were granted.

Factor	Bonus in performance
Number of shares to be granted	530,000	1,060,000
Stock price at the grant date	$5.42	$5.42
Exercise Price	$10.5	$21.0
Weighted average expected volatility (*)	24.78%	24.78%
Dividend rate	0%	0%
Weighted average risk-free interest rate	1.52%	1.52%
Weighted average expected life	2.63 years	2.63 years
Weighted average fair value of stock at measurement date	$0.479	$0.005

The charge of the plan recognized during the year ended June 30, 2020 was $0.3 million